Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Categories of financial assets [abstract]
Derivative financial assets	$ 2,764	$ 3,775
Liabilities
Derivative financial liabilities	464	70
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	2,764	3,775
Liabilities
Derivative financial liabilities	464	70
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	2,764	3,775
Liabilities
Derivative financial liabilities	464	70
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	2,764	3,775
Liabilities
Derivative financial liabilities	$ 464	$ 70